Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Ci2i Services, INC [Member]
Subsequent Events

nOTE 10: SUBSEQUENT EVENTS

The Company is currently in discussion with acquirers and investors, and expects to be part of a publicly traded entity in 2017. There is nothing definitive as of the date of the financial statements.

nOTE 10: SUBSEQUENT EVENTS

The Company is currently in discussion with acquirers and investors, and expects to be part of a publicly traded entity in 2017. There is nothing definitive as of the date of the financial statements.

Omnim2m, Inc [Member]
Subsequent Events

nOTE 8: SUBSEQUENT EVENTS

The Company is currently in discussion with acquirers and investors, and expects to be part of a publicly traded entity in 2017. There is nothing definitive as of the date of the financial statements.

nOTE 8: SUBSEQUENT EVENTS

The Company is currently in discussion with acquirers and investors, and expects to be part of a publicly traded entity in 2017. There is nothing definitive as of the date of the financial statements.